Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 12, 2012	Nov. 30, 2011	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 02, 2012
Common stock,shares par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			50,000,000	50,000,000	50,000,000
Forward stock split description	10,000 to 1 forward stock split
Common stock, outstanding			15,000,000	15,000,000	15,000,000
Maximum [Member]
Common stock,shares par value	$ 0.0001					$ 0.0001
Common stock, shares authorized	50,000,000					50,000,000
Minimum [Member]
Common stock,shares par value
Common stock, shares authorized	1,500					1,500
Victor Shvetsky and Alexey Golovanov [Member]
Common stock issued for services, shares		1,500
Common stock issued for services		$ 1,500
Common stock issued price per share		$ 1.00
One Class Common Stock [Member]
Common stock,shares par value
Common stock, shares authorized			1,500	1,500
Commopn stock voting rights			Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.	Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.
Percentage of holders in common stock			50.00%	50.00%